Provision for Income Taxes (Tables)	12 Months Ended
Aug. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets

Components of net deferred tax assets, including a valuation allowance, are as follows at August 31, 2016 and August 31, 2015:

	August 31, 2016	August 31, 2015
Deferred tax assets:
Net operating loss carry forward	$1,021,745	$1,008,666

Total deferred taxes	$357,611	$353,033
Less: valuation allowance	(357,611)	(353,033)
Net deferred tax assets	$-	$-

Schedule of Effective Income Tax Rate Reconciliation

The provision for income taxes differs from the amount computed by applying the statutory federal income tax rate to income before provision for income taxes. The sources and tax effects of the differences are as follows:

U.S federal statutory rate	35.0%
Valuation reserve	(35.0%)
Total	0.0%